Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) ¥ in Thousands	Mar. 31, 2019 CNY (¥)
2020	¥ 32,110
2021	23,886
2022	19,580
Total	75,576
Operating Lease Obligations
2020	27,398
2021	23,886
2022	19,580
Total	70,864
Server Storage Expenses
2020	4,712
Total	¥ 4,712